Income Tax and Deferred Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Assets	$ 127,952	$ 125,685	[1]	$ 88,551
Liabilities	(200,452)	(208,635)	[1]	(196,681)	[1]
Deferred Tax Assets Liabilities [Member]
Disclosure Of Income Taxes [Line Items]
Assets	127,952	125,685		88,551
Liabilities	(200,452)	(208,635)		(196,681)
Beginning balance	(82,950)	(108,130)
Recognized in profit or loss	3,381	35,328
Recognized in others in comprehensive income	96	873
Incorporation of subsidiaries to the scope of consolidation		2,500
Foreign currency translation difference	7,253	(12,900)
Other increases (decreases)	(280)	(621)
Ending balance	(72,500)	(82,950)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure Of Income Taxes [Line Items]
Assets	34,872	35,259		37,600
Liabilities	(276,870)	(275,288)		(315,274)
Beginning balance	(240,029)	(277,674)
Recognized in profit or loss	(2,575)	33,224
Incorporation of subsidiaries to the scope of consolidation		23
Foreign currency translation difference	886	4,398
Other increases (decreases)	(280)
Ending balance	(241,998)	(240,029)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure Of Income Taxes [Line Items]
Assets	6,719	7,444		7,491
Liabilities	(1,067)	(1,167)		(992)
Beginning balance	6,277	6,499
Recognized in profit or loss	(728)	(380)
Recognized in others in comprehensive income	96	873
Foreign currency translation difference	7	(715)
Ending balance	5,652	6,277
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforward
Disclosure Of Income Taxes [Line Items]
Assets	62,074	85,834		93,274
Beginning balance	85,834	93,274
Recognized in profit or loss	(25,724)	(5,447)
Incorporation of subsidiaries to the scope of consolidation		1,592
Foreign currency translation difference	1,964	(3,585)
Ending balance	62,074	85,834
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure Of Income Taxes [Line Items]
Assets	118,585	108,166		129,004
Liabilities	(651)	(1,026)		(751)
Beginning balance	107,140	128,251
Recognized in profit or loss	5,980	(8,672)
Incorporation of subsidiaries to the scope of consolidation		299
Foreign currency translation difference	4,814	(12,738)
Ending balance	117,934	107,140
Deferred Tax Assets Liabilities [Member] | Decommissioning Provision [Member]
Disclosure Of Income Taxes [Line Items]
Assets	53,930	54,639		67,135
Beginning balance	54,639	67,135
Recognized in profit or loss	(815)	(5,828)
Foreign currency translation difference	106	(6,668)
Ending balance	53,930	54,639
Deferred Tax Assets Liabilities [Member] | Provision for Civil Contingencies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	457	5,543		454
Beginning balance	5,543	454
Recognized in profit or loss	(5,098)	5,431
Foreign currency translation difference	12	(342)
Ending balance	457	5,543
Deferred Tax Assets Liabilities [Member] | Provision for doubtful trade accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	16,406	9,051		6,423
Liabilities	(644)	(1,022)		(751)
Beginning balance	8,029	5,672
Recognized in profit or loss	7,627	3,197
Foreign currency translation difference	106	(840)
Ending balance	15,762	8,029
Deferred Tax Assets Liabilities [Member] | Provision of Human Resources accounts [Member]
Disclosure Of Income Taxes [Line Items]
Assets	11,399	12,706		14,146
Beginning balance	12,706	14,146
Recognized in profit or loss	(1,563)	(146)
Incorporation of subsidiaries to the scope of consolidation		317
Foreign currency translation difference	256	(1,611)
Ending balance	11,399	12,706
Deferred Tax Assets Liabilities [Member] | Provision Of Services Rendered By Foreign Companies [Member]
Disclosure Of Income Taxes [Line Items]
Assets	12,107	11,308		26,465
Beginning balance	11,308	26,465
Recognized in profit or loss	778	(12,683)
Foreign currency translation difference	21	(2,474)
Ending balance	12,107	11,308
Deferred Tax Assets Liabilities [Member] | Other provision [member]
Disclosure Of Income Taxes [Line Items]
Assets	24,286	14,919		14,381
Liabilities	(7)	(4)
Beginning balance	14,915	14,379
Recognized in profit or loss	5,051	1,357
Incorporation of subsidiaries to the scope of consolidation		(18)
Foreign currency translation difference	4,313	(803)
Ending balance	24,279	14,915
Deferred Tax Assets Liabilities [Member] | Other Taxes
Disclosure Of Income Taxes [Line Items]
Assets	137,515	102,212		116,975
Liabilities	(153,677)	(144,384)		(175,457)
Beginning balance	(42,172)	(58,480)
Recognized in profit or loss	26,428	16,603
Incorporation of subsidiaries to the scope of consolidation		586
Foreign currency translation difference	(418)	(260)
Other increases (decreases)		(621)
Ending balance	(16,162)	(42,172)
Deferred Tax Assets Liabilities [Member] | Capitalization of expenses for issuance of financial debt
Disclosure Of Income Taxes [Line Items]
Liabilities	(9,955)	(12,274)		(15,838)
Beginning balance	(12,274)	(15,838)
Recognized in profit or loss	2,325	1,760
Foreign currency translation difference	(6)	1,804
Ending balance	(9,955)	(12,274)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Leasing Net Effect [Member]
Disclosure Of Income Taxes [Line Items]
Assets	132,528	96,091		112,224
Liabilities	(132,912)	(100,540)		(128,804)
Beginning balance	(4,449)	(16,579)
Recognized in profit or loss	4,412	10,134
Foreign currency translation difference	(347)	1,996
Ending balance	(384)	(4,449)
Deferred Tax Assets Liabilities [Member] | Gain from Bargain Purchase For Tax Purpose [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(4,493)	(6,562)		(8,632)
Beginning balance	(6,562)	(8,632)
Recognized in profit or loss	2,077	1,519
Foreign currency translation difference	(8)	551
Ending balance	(4,493)	(6,562)
Deferred Tax Assets Liabilities [Member] | Monetary Correction - Argentina [Member]
Disclosure Of Income Taxes [Line Items]
Liabilities	(1,957)	(24,619)		(22,097)
Beginning balance	(24,619)	(22,096)
Recognized in profit or loss	22,710	2,059
Foreign currency translation difference	(48)	(3,961)
Other increases (decreases)		(621)
Ending balance	(1,957)	(24,619)
Deferred Tax Assets Liabilities [Member] | Other Deferred Taxes
Disclosure Of Income Taxes [Line Items]
Assets	4,987	6,121		4,751
Liabilities	(4,360)	(389)		(86)
Beginning balance	5,732	4,665
Recognized in profit or loss	(5,096)	1,131
Incorporation of subsidiaries to the scope of consolidation		586
Foreign currency translation difference	(9)	(650)
Ending balance	627	5,732
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure Of Income Taxes [Line Items]
Assets	359,765	338,915		384,344
Liabilities	(432,265)	(421,865)		(492,474)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure Of Income Taxes [Line Items]
Assets	231,813	213,230		295,793
Liabilities	$ (231,813)	$ (213,230)		$ (295,793)

[1]	See Note 3.